Capital Stock - 2013 S-1 July Registered Offering - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended											12 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended					1 Months Ended	12 Months Ended						0 Months Ended				1 Months Ended		3 Months Ended		12 Months Ended					0 Months Ended
	Jul. 24, 2013	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Jul. 31, 2013	Jul. 19, 2013	Jan. 22, 2013	Dec. 31, 2011	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2013 U.S. Treasury Notes [Member]	Mar. 12, 2013 Co-Chairman and Chief Executive Officer [Member]	Jan. 22, 2013 Co-Chairman and Chief Executive Officer [Member]	Jul. 19, 2013 Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Dec. 31, 2013 Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Jul. 19, 2013 Placement Agent Warrants [Member]	Jun. 30, 2014 Placement Agent Warrants [Member]	Dec. 31, 2013 Placement Agent Warrants [Member]	Jul. 24, 2013 Placement Agent Warrants [Member]	Jul. 19, 2013 Placement Agent Warrants [Member]	Jul. 24, 2013 Units [Member]	Dec. 31, 2013 Units [Member]	Jul. 19, 2013 Units [Member] Subscription Agreements [Member]	Jul. 19, 2013 Units [Member] Subscription Agreements [Member] Co-Chairman and Chief Executive Officer [Member]	Jul. 19, 2013 Units [Member] Subscription Agreements [Member] Company's Chief Scientific Officer [Member]	Jul. 31, 2013 Series A Warrants [Member]	Jul. 19, 2013 Series A Warrants [Member]	Jul. 24, 2013 Series A Warrants [Member]	Dec. 31, 2013 Series A Warrants [Member]	Jun. 30, 2014 Series A Warrants [Member]	Jun. 11, 2014 Series A Warrants [Member]	Jun. 11, 2014 Series A Warrants [Member] Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Jul. 19, 2013 Series A Warrants [Member] Subscription Agreements [Member]	Jun. 11, 2014 Series A Warrants [Member] Placement Agent Warrants [Member]	Oct. 24, 2013 Series B Warrants [Member]	Oct. 24, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Jul. 19, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Jul. 19, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member] Adjusted [Member]	Dec. 31, 2013 Series B Warrants [Member] Co-Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Series B Warrants [Member] Company's Chief Scientific Officer [Member]	Dec. 31, 2013 Series B Warrants [Member] Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Jul. 19, 2013 Series B Warrants [Member] Subscription Agreements [Member]	Jul. 19, 2013 Series B Warrants [Member] Subscription Agreements [Member] Co-Chairman and Chief Executive Officer [Member]	Jul. 19, 2013 Series B Warrants [Member] Subscription Agreements [Member] Company's Chief Scientific Officer [Member]	Jul. 19, 2013 Units and Series B Warrants [Member] Subscription Agreements [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units																																		20,000,000					20,000,000	16,754,822
Common stock, par value							$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.001
Warrants exercisable price			0.20								0.166	0.336	0.25	0.15		0.20	0.49	2.000	2.000	2.000	2.00										0.15						0.15		0.15					0.15				0.15		0.15
Number of warrants issued											64,983,988																666,666									667,667																							20,000,000	5,998,999
Proceeds from sale of units and warrants																									$ 1,000,000																																					$ 3,000,000
Number of units issued																																20,000,000	16,754,822		5,998,999																										667,667
Percentage of agent fee on gross proceeds from Offering		5.00%
Maximum amount of reimbursement payable to agent																																																	75,000
Percentage of agent warrants to purchase on units issued in offering																											5.00%
Warrants, term			5 years	5 years							5 years												5 years	5 years			5 years																							65 days
Percentage of Agent cash solicitation fee on gross proceeds		5.00%
Warrants exercise price																											$ 0.15										$ 0.15	$ 0.15										$ 0.15	$ 0.15		$ 0.15				$ 0.15
Number of Series B warrants issued																																																	20,000,000
Expiration date of warrants											Oct. 24, 2013																																					Oct. 24, 2013	Oct. 24, 2013			Oct. 24, 2013
Proceeds from sale of common stock		2,377,000	1,000,000	2,025,000	550,000	500,000			2,638,000	3,289,000	6,538,000	2,084,000											100,000			497,000																																497,000
Proceeds from exercise of warrants											2,386,000	4,000														497,000														30,000						1,722,000						2,144,000	242,000	2,356,000	634,000			497,000
Number of warrants exercised											16,954,822																													200,000						12,304,822	12,304,822							16,754,822	4,450,000	2,754,821	667,667
Adjusted exercise price																																														$ 0.1452	$ 0.1452
Number of shares of common stock sold			5,000,000	10,125,000	5,500,000	3,333,333																																		200,000
Warrants expired unexercised																																														3,245,178
Warrants outstanding							7,762,500		7,762,500		44,983,988	3,500,000					6,569,550											0	666,666											36,554,822	0		10,088,154		666,666
Common stock reserved for future issuance							0		0		37,888,154																													36,554,822		36,554,822
Stock price											$ 0.21								$ 0.15
Warrant exercise price											$ 0.15
Stock price volatility											84.30%
Risk free interest rate																						1.55%
Expected option life-years based on management's estimate											6 years 29 days	5 years 8 months 9 days																												4 years 6 months 22 days														4 years 6 months 22 days
Warrants description											Monte-Carlo simulation model
Warrants expiration, date																																																						2013-10-24
Fair value of warrant liability in excess of proceeds	1,390,000										1,390,000
Fair value of warrants at issuance																													115,000	115,000									1,725,000	1,725,000								2,645,000		2,645,000		2,645,000		2,645,000
Warrant liabilities	4,485,000										4,925,000
Change in fair value of warrants							1,271,000		1,894,000		(754,000)	38,000																																										754,000
Warrants expired																																																						3,245,178
Transaction financing costs											738,000
Other expense							$ 2,167,000	$ 10,000	$ 1,537,000	$ 9,000	$ 2,933,000	$ 18,000